Debt - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Nov. 24, 2023	May 31, 2022	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Net repayments					$ 160.0
Interest expense				$ 35.3	43.1
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings				4.625%
Borrowings outstanding				$ 275.9	273.8		$ 0.0
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings				2.63%
Borrowings outstanding				$ 419.5	$ 409.8		0.0
SL-Credit Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate					5.70%
Notional amount				750.0
Accordion feature				250.0
Borrowings outstanding				0.0	$ 0.0		$ 160.0
Standby charges on undrawn amounts				2.0	2.0
SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.23%
SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.46%
Construction Loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding				$ 13.4	$ 20.1
June 2021 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings				3.60%
Borrowings, term			5 years
May 2022 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings				2.20%
Borrowings, term		5 years
Yamana
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 927.6
Yamana | Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 675.2
Effective interest rate						5.52%
Yamana | Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 283.0
Interest rate on borrowings						4.625%
Yamana | Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 500.0
Interest rate on borrowings						2.63%
SOFR | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.25%
SOFR | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	2.40%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	0.15%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.30%